Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net operating revenues:
Operating revenues	$ 83,545	$ 83,795
Costs and expenses:
Operating costs	67,213	66,566
Depreciation and amortization expense	3,803	3,906
Selling, general and administrative expenses	10,504	10,248
Operating income	2,025	3,075
Other income (expense):
Interest expense, net	(2,042)	(2,040)
Other income, net	0	7
Income before income taxes	(17)	1,042
Provision for income taxes	82	90
Net income	(99)	952
Less net loss attributable to non-controlling interest in subsidiaries	(420)	(366)
Net income attributable to Avalon Holdings Corporation common shareholders	$ 321	$ 1,318
Loss per share attributable to Avalon Holdings Corporation common shareholders:
Basic net income per share (in dollars per share)	$ 0.08	$ 0.34
Weighted average shares outstanding - basic (in shares)	3,899,431	3,899,431
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 46,010	$ 45,922
Costs and expenses:
Operating costs	36,195	35,940
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	37,535	37,873
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	13,247	13,537
Costs and expenses:
Operating costs	6,069	6,105
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	24,288	24,336
Costs and expenses:
Operating costs	$ 24,949	$ 24,521